Goodwill and Other Intangible Assets (Schedule of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,338,458	$ 1,090,847
Intangible assets, Accumulated Amortization	379,218	306,207
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,156,979	941,787
Intangible assets, Accumulated Amortization	325,819	262,841
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	152,869	123,192
Intangible assets, Accumulated Amortization	32,653	25,628
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	28,610	25,868
Intangible assets, Accumulated Amortization	$ 20,746	$ 17,738